Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Entity Registrant Name	CREATIVE MEDICAL TECHNOLOGY HOLDINGS, INC.
Entity Central Index Key	0001187953
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Amendment Description	Amendment
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0622284
Entity Address Address Line 1	211 E Osborn Road
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85012
City Area Code	833
Local Phone Number	336-7636